Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding
12.           Warrants

 A summary of the warrant activity as of March 31, 2013 and December 31, 2012, and the changes during the three months ended March 31, 2013, is presented as follows:

	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants	Class F Warrants
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737	-
Issued	-	-	-	-	2,000,000
Exercised	-	-	-	-	-
Expired	-	-	(1,950,167)	-	-
Outstanding as of March 31, 2013	1,106,627	1,106,627	-	3,576,737	2,000,000

The Class A, Class B, Class E and Class F Warrants expire five years from date of issuance and the Class D Warrants expired two years from date of issuance.  The Class A and Class E Warrants have an exercise price of $4.00 per share, the Class B Warrants have an exercise price of $8.00 per share and the Class F Warrants have an exercise price of $0.35 per share.  The Class D Warrants expired unexercised on January 31, 2013.

As discussed in Note 11 above, on February 25, 2013, the Company issued to a consultant 2,000,000 warrants to purchase the Company’s common stock at $0.35 per share.  The five year warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 1, 2013.   The Company will record the underlying cost of the warrants as a cost of capital upon completion of a qualified offering, if it occurs.

12.           Warrants (continued)

As discussed in Note 11 above, in February 2013, the Company entered into a consulting agreement with a consultant to assist the Company with its strategy for raising additional capital for which a portion of the fee for the services performed is common stock and warrants.   The Company will issue to the consultant 1,000,000 warrants to purchase common stock at an exercise price of $0.35 per share with a term of five years upon consummation by the Company of an qualified offering (as defined in the consulting agreement) resulting in gross proceeds to the Company of no less than $4,000,000.  The Company will record the underlying cost of the warrants as a cost of capital upon completion of a qualified offering, if it occurs.

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s Common Stock, or if the Company consolidates with or merges into another company.

(12)         Warrants

A summary of warrants as of December 31, 2012 and 2011, and the changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants
Outstanding as of December 31, 2010	1,106,627	1,106,627	2,284,993	-
Issued	-	-	1,950,167	3,576,737
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding as of December 31, 2011	1,106,627	1,106,627	4,235,160	3,576,737
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	(2,284,993)	-
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737

The Class A, Class B and Class E Warrants expire five years from date of issuance and the Class D warrants expire two years from date of issuance.  The outstanding Class D Warrants at December 31, 2012 expired unexercised on January 31, 2013.

The Class A and Class E warrants have an exercise price of $4.00 per share, the Class B warrants have an exercise price of $8.00 per share, and the Class D warrants have an exercise price of $2.00 per share.  The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another corporation.